Leases - Schedule of Future Finance Lease Payments (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2025	$ 50,172	$ 36,724
2026	44,846	32,825
2027	29,388	21,511
2028 and hereafter	10,249	7,502
Total future lease payment	134,655	98,562
Less: Imputed interest	(9,147)	(6,696)
Present value of finance lease liabilities	125,508	91,866	$ 135,951
Less: Current portion	(45,032)	(32,961)	(62,778)
Long-term potion of finance lease liabilities	$ 80,476	$ 58,905	$ 73,173